Lease liabilities - Maturity of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	$ 216,384
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	41,813
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	46,657
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	28,197
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	21,160
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	18,427
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	$ 60,130